FINANCIAL RISK MANAGEMENT - Commodity Price Risk Exposure and Management (Details) - 12 months ended Dec. 31, 2017	Total	$ / Mcf	$ / bbl	bbl	Mcf	Total
Oil Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl				1,827,000
Weighted Average Floor Price | $ / bbl			50.28
Weighted Average Ceiling Price | $ / bbl			55.07
Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					3,534,000
Weighted Average Floor Price | $ / Mcf		2.85
Weighted Average Ceiling Price | $ / Mcf		3.30
Year 1 | Oil Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl				891,000
Weighted Average Floor Price | $ / bbl			50.40
Weighted Average Ceiling Price | $ / bbl			56.86
Year 1 | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					2,106,000
Weighted Average Floor Price | $ / Mcf		2.92
Weighted Average Ceiling Price | $ / Mcf		3.24
1-2 Years | Oil Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl				828,000
Weighted Average Floor Price | $ / bbl			50.56
Weighted Average Ceiling Price | $ / bbl			53.49
1-2 Years | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					1,212,000
Weighted Average Floor Price | $ / Mcf		2.78
Weighted Average Ceiling Price | $ / Mcf		3.47
2-3 Years | Oil Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | bbl				108,000
Weighted Average Floor Price | $ / bbl			47.05
Weighted Average Ceiling Price | $ / bbl			52.50
2-3 Years | Gas Derivatives
Commodity Price Risk Exposure and Management
Outstanding derivative positions | Mcf					216,000
Weighted Average Floor Price | $ / Mcf		2.54
Weighted Average Ceiling Price | $ / Mcf		2.93
Commodity price risk
Commodity Price Risk Exposure and Management
Percentage of proved developed reserves to hedge						50.00%
Rolling period (in months)	36 months
Commodity price risk | Swaps
Commodity Price Risk Exposure and Management
Outstanding derivative positions				1,089,000	1,350,000